Change in Plan Assets and Obligations (Detail) - USD ($) $ in Thousands	3 Months Ended		4 Months Ended	5 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jul. 31, 2017	Dec. 31, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Mar. 31, 2017	Mar. 31, 2016
Schedule Of Pension And Other Postretirement Benefits Changes In Benefit Obligation And Fair Value Of Plan Assets [Line Items]
Benefit obligation at beginning of the period					$ 103,443
Benefit obligation at end of the period				$ 103,443			$ 103,443
Predecessor
Schedule Of Pension And Other Postretirement Benefits Changes In Benefit Obligation And Fair Value Of Plan Assets [Line Items]
Benefit obligation at beginning of the period		$ 97,941	$ 97,941				97,941
Benefit obligation at end of the period								$ 97,941
Pension Plans, Defined Benefit
Schedule Of Pension And Other Postretirement Benefits Changes In Benefit Obligation And Fair Value Of Plan Assets [Line Items]
Employer contributions	$ 0	0			0	$ 0	0	3,000	$ 0
Current liabilities				(10,731)			(10,731)
Noncurrent liabilities				(35,252)			(35,252)
Net amount recognized				(45,983)			(45,983)
Pension Plans, Defined Benefit | Predecessor
Schedule Of Pension And Other Postretirement Benefits Changes In Benefit Obligation And Fair Value Of Plan Assets [Line Items]
Actuarial (gain) loss			748					1,785
Current liabilities			(1,791)					(1,791)
Noncurrent liabilities			(41,642)					(39,087)
Net amount recognized			(43,433)					(40,878)
Pension Plans, Defined Benefit | Change in Benefit Obligations
Schedule Of Pension And Other Postretirement Benefits Changes In Benefit Obligation And Fair Value Of Plan Assets [Line Items]
Benefit obligation at beginning of the period				101,490	103,443
Service cost				546
Interest cost				1,599
Plan curtailment				(432)
Benefits paid				(2,059)
Actuarial (gain) loss				2,322
Foreign currency exchange rate changes				(23)
Benefit obligation at end of the period			101,490	103,443			103,443
Pension Plans, Defined Benefit | Change in Benefit Obligations | Predecessor
Schedule Of Pension And Other Postretirement Benefits Changes In Benefit Obligation And Fair Value Of Plan Assets [Line Items]
Benefit obligation at beginning of the period		97,941	97,941	101,490			97,941	95,830
Service cost			393					1,182
Interest cost			1,313					3,814
Benefits paid			(1,610)					(4,895)
Actuarial (gain) loss			3,322					2,082
Foreign currency exchange rate changes			131					(72)
Benefit obligation at end of the period			101,490					97,941	95,830
Pension Plans, Defined Benefit | Change In Plan Assets
Schedule Of Pension And Other Postretirement Benefits Changes In Benefit Obligation And Fair Value Of Plan Assets [Line Items]
Fair value of plan assets at beginning of the period				58,148	57,536
Actual return				1,182
Expected return				32
Actuarial (gain) loss				217
Administrative expenses				(15)
Plan curtailment				(100)
Employer contributions				625
Benefits paid				(2,059)
Foreign currency exchange rate changes				(60)
Fair value of plan assets at end of the period			58,148	57,536			57,536
Payroll tax unrecognized in benefit obligation at end of the period				76			76
Unfunded status at end of the period				(45,983)			(45,983)
Pension Plans, Defined Benefit | Change In Plan Assets | Predecessor
Schedule Of Pension And Other Postretirement Benefits Changes In Benefit Obligation And Fair Value Of Plan Assets [Line Items]
Fair value of plan assets at beginning of the period		57,146	57,146	58,148			57,146	57,174
Actual return			2,138					577
Expected return			16					51
Actuarial (gain) loss			109					148
Administrative expenses			(7)					(27)
Employer contributions			435					4,465
Benefits paid			(1,610)					(4,895)
Foreign currency exchange rate changes			139					(51)
Fair value of plan assets at end of the period			58,148					57,146	57,174
Payroll tax unrecognized in benefit obligation at end of the period			91					83
Unfunded status at end of the period			(43,433)					(40,878)
Other Pension Plans, Defined Benefit
Schedule Of Pension And Other Postretirement Benefits Changes In Benefit Obligation And Fair Value Of Plan Assets [Line Items]
Current liabilities				(282)			(282)
Noncurrent liabilities				(2,642)			(2,642)
Net amount recognized				(2,924)			(2,924)
Other Pension Plans, Defined Benefit | Predecessor
Schedule Of Pension And Other Postretirement Benefits Changes In Benefit Obligation And Fair Value Of Plan Assets [Line Items]
Actuarial (gain) loss			(335)					(1,138)
Current liabilities			(418)					(418)
Noncurrent liabilities			(4,399)					(4,393)
Net amount recognized			(4,817)					(4,811)
Other Pension Plans, Defined Benefit | Change in Benefit Obligations
Schedule Of Pension And Other Postretirement Benefits Changes In Benefit Obligation And Fair Value Of Plan Assets [Line Items]
Benefit obligation at beginning of the period				4,817	$ 2,924
Service cost				29
Interest cost				75
Participant contributions				65
Plan amendment				(1,861)
Benefits paid				(526)
Actuarial (gain) loss				325
Benefit obligation at end of the period			4,817	2,924			2,924
Other Pension Plans, Defined Benefit | Change in Benefit Obligations | Predecessor
Schedule Of Pension And Other Postretirement Benefits Changes In Benefit Obligation And Fair Value Of Plan Assets [Line Items]
Benefit obligation at beginning of the period		$ 4,811	4,811	4,817			4,811	5,573
Service cost			23					81
Interest cost			64					201
Participant contributions			58					411
Benefits paid			(346)					(1,170)
Actuarial (gain) loss			207					(285)
Benefit obligation at end of the period			4,817					4,811	$ 5,573
Other Pension Plans, Defined Benefit | Change In Plan Assets
Schedule Of Pension And Other Postretirement Benefits Changes In Benefit Obligation And Fair Value Of Plan Assets [Line Items]
Employer contributions				461
Participant contributions				65
Benefits paid				(526)
Unfunded status at end of the period				$ (2,924)			$ (2,924)
Other Pension Plans, Defined Benefit | Change In Plan Assets | Predecessor
Schedule Of Pension And Other Postretirement Benefits Changes In Benefit Obligation And Fair Value Of Plan Assets [Line Items]
Employer contributions			288					759
Participant contributions			58					411
Benefits paid			(346)					(1,170)
Unfunded status at end of the period			$ (4,817)					$ (4,811)